U.S. SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                           FORM 24F-2
     ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:

     Jennison 20/20 Focus Fund
     100 Mulberry Street
     Gateway Center Three
     Newark, New Jersey 07102-4077

2.	The  name  of  each  series or class of securities  for  which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]


3.	Investment Company Act File Number:  811-08587.

     Securities Act File Number:  333-43491.


4.	(a)	Last  day  of  fiscal year for which this Form  is  filed:
     January 31, 2008.

     (b)	[ ] Check box if this Form is being filed late (i.e., more
          than 90
          calendar  days  after  the end of the  issuer's  fiscal
     year).
          (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

     (c)	[ ] Check box if this is the last time the issuer will be
          filing this Form.


5.	Calculation of registration fee:

     (i)	Aggregate sale price of        $ 589,544,389
          securities sold during the
          fiscal year
            pursuant to section
          24(f):
                                        $ 283,602,726
     (ii)	Aggregate  price   of
          securities redeemed or
          repurchased during
          the fiscal year:
                                        $ 0
     (iii)	Aggregate  price  of
          securities redeemed or
          repurchased during
          any PRIOR fiscal year
          ending   no   earlier
          than October 11, 1995
          that
          were  not  previously
          used     to    reduce
          registration     fees
          payable to the
          Commission:
                                        $ 283,602,726

     (iv)	Total available redemption
          credits [add items 5(ii) and
          5(iii)]:

                                        $ 305,941,663
     (v)	Net sales -- if item 5(i)
          is greater than Item 5(iv)
          [subtract Item 5(iv)
          from Item 5(I)]:
                                        $ 0
     (vi)	Redemption    credits
          available for use in future
          years -- if Item 5(i) is
          less  than Item 5(iv)
          [subtract Item
          5(iv)    from    Item
          5(i)]:
                                        x  0.0000393

     (vii)	Multiplier       for
          determining registration fee
          (See Instruction C.9):

                                        = $ 12,023.51
     (viii)	Registration fee due
          [multiply Item 5(v) by Item
          5(vii)] (enter "0" if
          no fee is due):

6.	Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     0. If there is a
     number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7.	Interest  due  --  if this Form is being filed  more  than  90 days after the
     end of the issuer's fiscal year (see Instruction D): $ 0



8.	Total  of  the  amount of the registration fee  due  plus  any interest due
     [Item 5(viii) plus Item 7]: = $ 12,023.51


9.	Date  the  registration fee and any interest payment was  sent to the
     Commission's lockbox depository: April 25, 2008

     Method of Delivery:

                         [ X ] Wire Transfer
                         [   ] Mail or other means



SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)     /s/ Peter Parrella_________
                              Peter Parrella
                              Assistant Treasurer

Date: April 25, 2008